S000055534 [Member] Annual Fund Operating Expenses - DoubleLine Shiller Enhanced International CAPE	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.77%	[1]
Acquired Fund Fees and Expenses	0.04%	[1],[2]
Expenses (as a percentage of Assets)	1.31%	[1]
Fee Waiver or Reimbursement	(0.64%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.67%	[1],[2],[3]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.71%	[1]
Acquired Fund Fees and Expenses	0.04%	[1],[2]
Expenses (as a percentage of Assets)	1.50%	[1]
Fee Waiver or Reimbursement	(0.58%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.92%	[1],[2],[3]
Class I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.83%	[1],[4]
Acquired Fund Fees and Expenses	0.04%	[1],[2]
Expenses (as a percentage of Assets)	1.37%	[1]
Fee Waiver or Reimbursement	(0.63%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.74%	[1],[2],[3]

[1]
The Fund enters into index-related swap transactions, under which the Fund incurs fees payable to its counterparties and other costs. The level of an index itself may also be reduced by a number of assumed expenses and charges. Those fees and costs reduce the index-based returns to the Fund under the swaps. During the Fund’s most recent fiscal year, those expenses and charges were approximately 0.65% of the Fund’s net assets. Swap returns or the level of an index are typically also reduced by amounts based on short-term interest rates (applied, in the case of swaps, against the notional amounts of the swaps) and by other amounts, such as a spread above the short-term interest rate. None of these fees and costs are reflected in the table above or in the example below. See “Index Risk — Note regarding Index-Based Swaps” for more information regarding such fees and costs.

[2]
“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds (“ETFs”) and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds. When the Fund invests in other investment vehicles sponsored or advised by DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”) or a related party of the Adviser (“other DoubleLine funds”), the Adviser has contractually agreed to waive its advisory fee in an amount equal to the advisory fees paid by the other DoubleLine funds in respect of Fund assets so invested. The Adviser waived advisory fees in the amount of 0.02% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the Fund’s most recent fiscal year. The effects of this waiver agreement are reflected in the last two rows of the table above. This waiver agreement will apply until at least August 1, 2026, except that it may be terminated at any time with the consent of the Board of Trustees.

[3]
The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.65% for Class I shares and 0.90% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark‑ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will apply until at least August 1, 2026, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Any such recoupment may not cause the Fund’s ordinary operating expenses to exceed the expense limitation that was in place when the fees were waived or expenses were reimbursed. Additionally, the Adviser would generally seek recoupment only in accordance with the terms of any expense limitation that is in place at the time of recoupment.

[4]	“Other expenses” for Class I2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.